Recent accounting pronouncements	9 Months Ended
Sep. 30, 2024
Recent accounting pronouncements
Recent accounting pronouncements
4.	Recent accounting pronouncements:

Recent accounting pronouncements adopted:
The Financial Accounting Standards Board (“FASB”) has issued the following amendments to the existing standards that became effective for periods beginning on or after January 1, 2024:

(i)
Accounting Standards Update
2023-09—Income
Taxes (Topic 740): Improvements to Income Tax Disclosures. This standard introduces improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information.

The adoption of the amendments to the existing standards did not have a material impact on these condensed interim consolidated financial statements.